Fair value estimate - Fair value of financial instruments not measured at fair value (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair value of financial instruments
Financial liabilities	$ 23,293	$ 30,410
Debt principal | Carrying amount
Fair value of financial instruments
Financial liabilities	15,228	21,955
Debt principal | Fair value
Fair value of financial instruments
Financial liabilities	16,262	23,088
Level 1 | Debt principal
Fair value of financial instruments
Financial liabilities	10,686	14,935
Level 2 | Debt principal
Fair value of financial instruments
Financial liabilities	$ 5,576	$ 8,153